Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended
	Oct. 31, 2024	Oct. 24, 2024	Nov. 30, 2024	Dec. 31, 2024	Dec. 31, 2024
T-Rex 2X Long Ether Daily Target ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					T-Rex 2X Long Ether Daily Target ETF
Accumulated Value	$ 11,117	$ 10,000	$ 19,394	$ 15,409
T-Rex 2X Inverse Ether Daily Target ETF
Account Value [Line Items]
Line Graph and Table Measure Name					T-Rex 2X Inverse Ether Daily Target ETF
Accumulated Value	8,841	10,000	3,707	3,915
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
Accumulated Value	$ 9,821	$ 10,000	$ 10,398	$ 10,150